INCOME TAXES (Changes to deferred income tax assets and liabilities) (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 01, 2023	Jan. 02, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of fiscal year, net	$ 17,726	$ 17,689
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	151	965
Business acquisitions	(1,754)	(979)
Other	(123)	51
Balance, end of fiscal year, net	16,000	17,726
Non-capital losses
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	10,133	3,462
Non-deductible reserves and accruals
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	(11,218)	(1,944)
Property, plant and equipment
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	797	(4,909)
Intangible assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	888	6,425
Other
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	2,459	274
Unrecognized deferred income tax assets
Changes in deferred tax liability (asset) [abstract]
Recognized in the statements of earnings	$ (2,908)	$ (2,343)